INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes	3.20%	3.80%	1.60%
Production activities deduction	(3.10%)	(3.40%)	(6.40%)
Non-deductible expenses	0.90%	1.30%	4.10%
Other	(1.80%)	(1.30%)	(0.80%)
Effective tax rate	34.20%	35.40%	33.50%